Shareholders equity - Schedule of dividend payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in dividends payable
Beginning balance	R$ 96,722	R$ 549,054
Declared dividends and other	2,831,692	2,994,771
Dividends paid to preferred shareholders	(994,592)	(668,022)
Dividends paid	(1,698,703)	(2,779,081)
Other changes	(8,635)
Ending balance	R$ 226,484	R$ 96,722